INCOME TAX (Schedule of Net Deferred Tax Assets) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provision of doubtful accounts	$ 130,346	$ 147,899	$ 110,715
Reserve for inventories	19,165	18,052
Provision of interest expense			82,798
Net deferred tax assets	$ 149,511	$ 165,951	$ 193,513